Income Taxes - Schedule of Provision (Benefit) for Income Taxes from Continuing Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 03, 2018	Oct. 28, 2017	Nov. 03, 2018	Oct. 28, 2017	Feb. 03, 2018	Jan. 28, 2017	Jan. 30, 2016
Income Tax Disclosure [Abstract]
Current					$ 1,976	$ 42,268	$ 27,096
Deferred					(33,219)	(19,457)	(17,400)
Current					5,220	9,230	6,381
Deferred					(2,404)	(4,073)	(4,028)
Total income tax provision (benefit)	$ 2,730	$ 15,346	$ (7,595)	$ (6,575)	$ (28,427)	$ 27,968	$ 12,049